Employee benefit expenses (Detail Textuals) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Amira Pure Foods Private Limited ("APFPL")
Disclosure of defined benefit plans [line items]
Amount of subsidiary contribution under defined contribution plans	$ 19,793	$ 19,965	$ 25,192